Dec. 19, 2023
Roundhill Acquirers Deep Value ETF
Roundhill Acquirers Deep Value ETF
Investment Objective
The Roundhill Acquirers Deep Value ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Acquirers Deep Value Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $82	3 Years: $255	5 Years: $444	10 Years: $990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Acquirers Deep Value Index
The Index was established in 2020 by Acquirers Funds, LLC (the “Index Provider”) and tracks the performance of a portfolio of 100 of the most undervalued, fundamentally strong stocks drawn from the smallest 75% of stocks listed in the United States by market capitalization meeting certain liquidity thresholds. Business development companies are excluded from the Index. The Index identifies potentially undervalued stocks by using The Acquirer’s Multiple®, which is a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Index Provider. The initial universe of stocks is then valued holistically—assets, earnings, and cash flows are examined—in accordance with the Index methodology to understand the economic reality of each stock. Each stock is then ranked on the basis of such valuation. Potential components are further evaluated using statistical measures of fraud, earnings manipulation, and financial distress. Each potential component is then examined for a margin of safety in three ways: (a) a wide discount to a conservative valuation, (b) a strong, liquid balance sheet, and (c) a robust business capable of generating free cash flows. Finally, a forensic-accounting due diligence review is performed, in accordance with the Index methodology, with respect to each remaining potential component’s financial statements, particularly with respect to the notes and management’s discussion and analysis. The Index is formed from the 100 highest ranked components that pass each stage. Each stock will be weighted to approximately 1% of the Index value at the time of each quarterly reconstitution of the Index.
The Index is reconstituted and rebalanced quarterly after the close of business on the third Friday of March, June, September, and December each year based on data as of the fourth business day prior to such reconstitution. With each reconstitution of the Index, stocks that no longer meet the Index’s fundamental criteria are removed from the Index and replaced with stocks that meet the criteria. The Index methodology utilizes a buffer for certain criteria to minimize the turnover of Index components that might otherwise be frequently added to or removed from the Index.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the indexes tracked by the Fund during the applicable period. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.roundhillinvestments.com/etf/deep.
Effective June 22, 2020, the Fund’s investment objective changed from tracking, before fees and expenses, the performance of the Deep Value Index to tracking, before fees and expenses, the performance of the Acquirers Deep Value Index. In addition, effective October 23, 2020, the Index methodology changed from tracking a portfolio of large-capitalization stocks to small-capitalization stocks. Consequently, the performance shown below prior to June 22, 2020, reflects the Fund’s previous investment objective and principal investment strategy, and the performance shown prior to October 23, 2020, reflects the Fund’s past focus on large-capitalization stocks, and does not necessarily indicate how the Fund’s current investment strategy will perform in the future.

Calendar Year Total Returns

For the year-to-date period ended September 30, 2023, the Fund’s total return was 10.44%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 23.41% for the quarter ended December 31, 2020, and the lowest quarterly return was -40.30% for the quarter ended March 31, 2020.
Average Annual Total Returns For the Period Ended December 31, 2022

Roundhill Acquirers Deep Value ETF	1 Year	5 Years	Since Inception (9/22/2014)
Return Before Taxes	-17.61%	1.24%	5.46%
Return After Taxes on Distributions	-17.85%	0.56%	4.74%
Return After Taxes on Distributions and Sale of Shares	-10.25%	0.88%	4.22%
Deep Value Index/Acquirers Deep Value Index[1] (reflects no deduction for fees, expenses, or taxes)	-16.96%	1.93%	6.20%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	9.42%	10.31%

Effective June 22, 2020, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Acquirers Deep Value Index. Prior to June 22, 2020, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Deep Value Index. Performance shown for periods prior to June 22, 2020 is that of the Deep Value Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.